Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company evaluates all events and transactions that occurred after June 30, 2025 and up through October 30, 2025. Other than the event disclosed elsewhere in the unaudited interim condensed consolidated financial statements, there is no other material subsequent event occurred that would require recognition or disclosure in the Company’s unaudited interim condensed consolidated financial statements.